Notes Receivable - Related Party	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Notes to Financial Statements
Notes Receivable - Related Party

Note 5. – Notes Receivable – Related Party

On May 25, 2019, the Company issued two notes payable to Company directors Edward Manolos and Dan Nguyen, each in the amount of $16,666,67. The notes, which do not have a defined due date, outline a 5% per annum interest rate. These notes are additionally described herein in Footnote 5- Notes Receivable, Related Party and in the footnote outlining Related Party Transactions. These notes are additionally described herein in Footnote 6- Notes to Shareholders, Related Party and in the footnote outlining Related Party Transactions. Because of Mr. Manolos’ and Mr. Nguyen’s associations as directors, the Company believes these transactions are defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, which would require specific disclosures under the section cited.

On July 9, 2019, the Company, through its Action Nutraceuticals subsidiary, loaned, Split Tee, LLC (“Split Tee”), a venture associated with Director Edward Manolos, $20,000 to engage in an exploratory research project. An additional $20,000 was supplied to Split Tee on August 23, 2019. The loans carry interest at the rate of 10% per annum and are due in one year for issuance. In addition, The Company, via Action Nutraceuticals subsidiary, invoiced Split Tee $5,000 as a consulting fee. Because of Mr. Manolos’ association as a director, the Company believes these transactions are defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, which would require specific disclosures under the section cited.

Note 5 – Notes Receivable

On July 9, 2019, the Company, through its Action Nutraceuticals subsidiary, loaned, Split Tee, LLC (“Split Tee”), a venture associated with Director Edward Manolos, $20,000 to engage in an exploratory research project. An additional $20,000 was supplied to Split Tee on August 23, 2019. The loans carry interest at the rate of 10% per annum and are due in one year for issuance. Because of Mr. Manolos’ association as a director, the Company believes these transactions are defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, which would require specific disclosures under the section cited. As of the end of the fiscal year August 31, 2020, the Company determined it is not likely that repayment of the $40,000 note would occur, thus the Company booked an allowance for Bad Debt expense for the amount, bringing the note balance to zero, as of the end of the fiscal year ending August 31, 2020.